Document and Entity Information	Jul. 29, 2020
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001605607
Document Type	8-K
Document Period End Date	Jul. 29, 2020
Entity Registrant Name	Paramount Group, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-36746
Entity Tax Identification Number	32-0439307
Entity Address, Address Line One	1633 Broadway
Entity Address, Address Line Two	Suite 1801
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	237-3100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock of Paramount Group, Inc., $0.01 par value per share
Trading Symbol	PGRE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false